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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Balanced Fund, for the year ended March 31, 2006. This one series has a March 31 fiscal year end.

Date of reporting period: March 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Balanced Fund

# Evergreen

## BALANCED FUND

**Annual Report**
**as of March 31, 2006**

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
37	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
38	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Balanced Fund, which covers the twelve-month period ended March 31, 2006.

The diversification offered within balanced portfolios has once again proven to be a worthwhile investment strategy during the past year. Volatility was often prevalent, as questions arose about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Throughout these periods of market turbulence, the portfolio management team of the fund invested in a variety of equity and fixed income securities in order to participate in market gains while limiting the potential for losses.

Reports on the economy frequently delivered confusing signals during the investment period. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter of 2005 and the first quarter of 2006, as Gross Domestic Product (“GDP”) grew in excess of 4%. The lag effects of higher energy prices and tighter monetary policy were only evident in the last quarter of 2005 as GDP growth barely exceeded 1.5% . The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. We concluded that while personal consumption was

LETTER TO SHAREHOLDERS continued

likely to soften from unusually high levels, increases in business investment would lead GDP growth to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were solid in our view. Our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline for much of the period and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers for the fund maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their investment decisions. For the equity portion of the fund, our analysts attempted to identify companies with leading market share, strong balance sheets, solid cash flows and attractive valuations. The portfolio tilted toward large cap stocks and growth stocks as the year progressed, in an effort to benefit from their history of out-performance during the expansion phase of the economic cycle. In addition, the fixed income component of the portfolio emphasized investment-grade bonds that were reasonably priced relative to their yield and credit risk. Yield

LETTER TO SHAREHOLDERS continued

spreads were compared across sectors in order to maximize yield without increasing credit risk.

We continue to recommend that investors maintain their diversified strategies, including exposure to the fund, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of March 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc

Portfolio Managers:

• Walter T. McCormick, CFA

• Robert A. Calhoun, CFA

• Parham M. Behrooz, CFA

• Mehmet Camurdan, CFA

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

Average annual return*

1-year with sales charge	2.83%	3.45%	7.26%	N/A

1-year w/o sales charge	9.14%	8.45%	8.26%	9.47%

5-year	2.59%	2.70%	3.06%	4.07%

10-year	5.94%	5.91%	5.92%	6.78%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Balanced Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 9.14% for the twelve-month period ended March 31, 2006, excluding any applicable sales charges. During the same period, the LBABI returned 2.26% and the S&P 500 returned 11.73% ..

The fund seeks long-term total return through capital growth and current income.

During a period in which rising interest rates pressured bond prices, the fund emphasized stock investments, with a typical allocation of more than 65% of assets invested in the equity market, with the remainder in fixed income assets. Over the course of the fiscal year, the stock market performed well, supported by an environment of a steadily expanding economy, rising corporate profits, and moderate inflation. Over much of the period, we focused on growth stocks that we believed were priced below their intrinsic value. The emphasis on equities and stock selection within our equity portfolio helped drive performance significantly. Relative to the S&P 500, we slightly underweighted consumer discretionary stocks, but our stock selection in that sector was very successful. Among those consumer discretionary stocks that did particularly well were retailers Best Buy, Nordstrom and Chico’s FAS, the latter two of which cater to a more upscale clientele. We also underweighted the utilities sector, but again our selection was very good with holding such as TXU of Texas, DPL of Ohio and Exelon, the nation’s largest operator of nuclear plants. Several of our information technology investments also helped results, including our holdings in Corning, Inc., Hewlett-Packard, Qualcomm, Texas Instruments and Google. Stocks that weakened our performance included IBM, Lexmark and Yahoo, the last two of which we have sold. Our overweight in the health care sector helped results significantly, with good performance from holdings such as HMOs Aetna and WellPoint and biotech corporations like Genentech, Amgen and Biogen. However, some health care holdings did detract from results, including Zimmer Holdings, a producer of artificial orthopedic parts, as well as Johnson & Johnson and Pfizer. Selections in the industrials, telecommunications services and consumer staples sectors tended to hold back performance. Within industrials, the biggest detractor was Tyco International, which we have sold and within telecommunications services, the biggest disappointment was Verizon, a holding that we have reduced. Among our consumer staples positions, Wal-Mart and General Mills underperformed, but we achieved good results from our investment in pharmacy chain CVS.

In the fixed income markets, the yield curve—which reflects the difference between the yields of securities with short-term and long-term maturities—flattened throughout the fiscal year as short-term rates steadily climbed. Longer-term rates proved more stable, although they did rise somewhat. In managing the fixed income portion of the fund, we focused on better structured bonds that had the potential to outperform in an environment of rising volatility. During most of the 12 months, we kept the portfolio’s duration—which reflects the portfolio’s sensitivity to changes in interest rates—shorter than the LBABI, although we moved to a neutral position in the final quarter.

Within our fixed income portfolio, performance was helped by our bar-belled maturity structure, with more emphasis on short- and long-term securities than on intermediates. This strategy helped as the yield curve flattened. Our positions in the securitized sector, including asset-backed securities and hybrid adjustable rate mortgages, helped results. Our underweight and avoidance of problem credits in the investment-grade corporate universe also helped performance. Credit-rating downgrades and several corporate actions that appeared to favor stockholders over bondholders all led to weakness in that sector.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of March 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2005	3/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,043.83	$ 5.04
Class B	$ 1,000.00	$ 1,041.05	$ 8.60
Class C	$ 1,000.00	$ 1,040.17	$ 8.60
Class I	$ 1,000.00	$ 1,046.71	$ 3.52
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.00	$ 4.99
Class B	$ 1,000.00	$ 1,016.50	$ 8.50
Class C	$ 1,000.00	$ 1,016.50	$ 8.50
Class I	$ 1,000.00	$ 1,021.49	$ 3.48

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.30	$8.20	$6.91	$8.06	$8.16

Income from investment operations
Net investment income (loss)	0.18	0.14	0.12	0.17[1]	0.18[1]
Net realized and unrealized gains or losses on investments	0.58	0.13	1.32	(1.16)	(0.10)

Total from investment operations	0.76	0.27	1.44	(0.99)	0.08

Distributions to shareholders from
Net investment income	(0.16)	(0.17)	(0.15)	(0.16)	(0.18)

Net asset value, end of period	$8.90	$8.30	$8.20	$6.91	$8.06

Total return[2]	9.14%	3.29%	20.90%	(12.36%)	0.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 986	$ 592	$ 688	$ 672	$ 880
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%	1.00%	1.00%	0.98%	0.97%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.00%	1.00%	0.98%	0.97%
Net investment income (loss)	1.91%	1.85%	1.59%	2.29%	2.18%
Portfolio turnover rate	77%	103%	122%	125%	243%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.30	$8.20	$6.91	$8.06	$8.17

Income from investment operations
Net investment income (loss)	0.11[1]	0.09[1]	0.07[1]	0.11[1]	0.12[1]
Net realized and unrealized gains or losses on investments	0.59	0.12	1.31	(1.16)	(0.11)

Total from investment operations	0.70	0.21	1.38	(1.05)	0.01

Distributions to shareholders from
Net investment income	(0.10)	(0.11)	(0.09)	(0.10)	(0.12)

Net asset value, end of period	$8.90	$8.30	$8.20	$6.91	$8.06

Total return[2]	8.45%	2.55%	20.06%	(13.03%)	0.10%

Ratios and supplemental data
Net assets, end of period (millions)	$ 190	$ 77	$ 98	$ 92	$ 118
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.70%	1.70%	1.73%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.70%	1.70%	1.73%	1.72%
Net investment income (loss)	1.22%	1.15%	0.89%	1.54%	1.44%
Portfolio turnover rate	77%	103%	122%	125%	243%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.32	$8.21	$6.93	$ 8.08	$8.18

Income from investment operations
Net investment income (loss)	0.11	0.09	0.06[1]	0.11[1]	0.11[1]
Net realized and unrealized gains or losses on investments	0.57	0.13	1.32	(1.16)	(0.09)

Total from investment operations	0.68	0.22	1.38	(1.05)	0.02

Distributions to shareholders from
Net investment income	(0.10)	(0.11)	(0.10)	(0.10)	(0.12)

Net asset value, end of period	$8.90	$8.32	$8.21	$ 6.93	$8.08

Total return[2]	8.26%	2.70%	19.91%	(12.98%)	0.22%

Ratios and supplemental data
Net assets, end of period (millions)	$ 85	$ 16	$ 16	$ 11	$ 11
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.70%	1.70%	1.73%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.70%	1.70%	1.73%	1.72%
Net investment income (loss)	1.22%	1.16%	0.83%	1.54%	1.42%
Portfolio turnover rate	77%	103%	122%	125%	243%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$8.27	$8.16	$6.89	$ 8.03	$8.15

Income from investment operations
Net investment income (loss)	0.19	0.16	0.15	0.18[2]	0.20[2]
Net realized and unrealized gains or losses on investments	0.59	0.14	1.29	(1.15)	(0.12)

Total from investment operations	0.78	0.30	1.44	(0.97)	0.08

Distributions to shareholders from
Net investment income	(0.18)	(0.19)	(0.17)	(0.17)	(0.20)

Net asset value, end of period	$8.87	$8.27	$8.16	$ 6.89	$8.03

Total return	9.47%	3.74%	21.03%	(12.07%)	1.00%

Ratios and supplemental data
Net assets, end of period (millions)	$ 267	$ 136	$ 216	$ 188	$ 9
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.70%	0.70%	0.73%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.70%	0.70%	0.73%	0.72%
Net investment income (loss)	2.21%	2.13%	1.91%	2.61%	2.44%
Portfolio turnover rate	77%	103%	122%	125%	243%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2006

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.2%
FIXED-RATE 4.2%
FNMA:
4.68%, 11/01/2012	$ 2,125,684	$2,039,175
4.87%, 05/01/2013	2,467,983	2,387,579
4.90%, 01/01/2013	6,926,576	6,718,009
5.70%, 10/01/2008	6,704,790	6,723,496
5.84%, 12/01/2008	9,824,311	9,878,555
5.85%, 02/01/2009	407,253	409,393
6.13%, 09/01/2008	1,553,668	1,567,708
6.19%, 07/01/2011	2,884,689	2,962,974
6.20%, 01/01/2011	4,156,881	4,261,242
6.35%, 05/01/2011	1,425,122	1,445,711
6.40%, 06/01/2009	4,096,678	4,178,505
6.54%, 12/01/2007	448,082	452,749
6.79%, 07/01/2009	2,078,807	2,141,924
6.80%, 01/01/2007	4,914,984	4,921,775
6.91%, 07/01/2009	1,870,297	1,932,835
7.06%, 08/01/2006	2,212,016	2,207,986
7.21%, 05/01/2007	1,275,888	1,282,212
7.22%, 07/01/2007	2,181,069	2,205,349
7.26%, 12/01/2010	1,840,642	1,962,520
7.53%, 05/01/2007	4,068,690	4,107,744

Total Agency Commercial Mortgage-Backed Securities
(cost $66,738,562)		63,787,441

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 4.6%
FIXED-RATE 4.6%
FHLB, Ser. 606, Class Y, 5.27%, 12/28/2012 (h)	4,074,329	4,037,660
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	4,545,000	4,362,226
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,092,004
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,066,205
Ser. 2840, Class NC, 5.50%, 03/15/2028	3,815,000	3,788,379
Ser. 2859, Class PC, 5.50%, 11/15/2027	3,150,000	3,134,740
Ser. 2873, Class PD, 5.50%, 12/15/2030	2,755,000	2,713,831
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	1,979,620
Ser. 3059, Class CD, 5.00%, 04/15/2031	6,186,000	5,945,820
Ser. 3063, Class YE, 5.50%, 10/15/2034	2,795,000	2,706,847
Ser. 3079, Class MD, 5.00%, 03/15/2034	3,920,000	3,713,427
Ser. 3102, Class PJ, 5.00%, 05/15/2034	3,835,000	3,615,027
Ser. 3106, Class PD, 5.50%, 06/15/2034	3,825,000	3,697,175

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	$ 2,937,286	$2,970,991
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	5,600,000	5,361,069
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	6,011,006	5,904,664
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	8,136,839	7,827,945
Ser. 2005-121, Class AJ, 4.50%, 07/25/2032	2,477,958	2,376,977

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $71,777,104)		70,294,607

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 5.2%
FIXED-RATE 4.8%
FHLMC:
4.50%, 04/01/2035	2,407,362	2,221,436
5.00%, 09/01/2035 - 12/01/2035	10,602,355	10,093,604
5.02%, 11/01/2035	5,722,852	5,618,430
6.50%, 06/01/2029 - 07/01/2031	59,097	60,553
FHLMC 30 year, 5.00%, TBA #	3,705,000	3,525,537
FNMA:
5.00%, 12/01/2019	595,822	581,590
5.50%, 02/01/2035 - 10/01/2035	6,085,206	5,944,945
5.51%, 02/01/2036	4,564,052	4,555,247
6.00%, 08/01/2006	224,671	224,986
6.50%, 04/01/2017	1,159,936	1,188,096
7.00%, 05/01/2032 - 06/01/2032	2,580,381	2,659,000
7.50%, 12/01/2030 - 10/01/2031	1,590,922	1,663,758
9.00%, 08/01/2014	678,425	726,503
FNMA 15 year, 5.00%, TBA #	24,860,000	24,238,500
FNMA 30 year, 5.50%, TBA #	9,665,000	9,435,456
GNMA, 4.50%, 07/20/2030	1,129,771	1,133,468

		73,871,109

FLOATING-RATE 0.4%
FNMA, 4.98%, 07/01/2035	5,332,977	5,229,600
GNMA, 4.50%, 09/20/2029	366,183	366,527

		5,596,127

Total Agency Mortgage-Backed Pass Through Securities
(cost $80,122,019)		79,467,236

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.4%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $6,608,954)	$ 6,345,000	$6,313,620

ASSET-BACKED SECURITIES 1.3%
Deutsche Alt-A Securities, Inc. Mtge. Loan Trust, Ser. 2005-3, Class 4A5, 5.25%,
06/25/2035	2,980,000	2,921,980
Lehman XS Trust:
Ser. 2005-1, Class 3A3A, 5.11%, 07/25/2035	1,980,000	1,855,213
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,735,343
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	2,345,000	2,299,499
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,452,610	3,444,178
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	5,115,000	5,043,860

Total Asset-Backed Securities (cost $19,612,693)		19,300,073

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.0%
FIXED-RATE 3.0%
Banc of America Comml. Mtge., Inc., Ser. 2004-1, Class A4, 4.76%,
11/10/2039	3,980,000	3,776,750
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%,
02/15/2035	1,583,994	1,595,434
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	2,392,626	2,302,433
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	520,000	498,580
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.21%, 05/15/2041	4,000,000	3,921,646
Ser. 2004-PNC1, Class A4, 5.375%, 06/12/2041	6,435,000	6,381,369
LB-UBS Comml. Mtge. Trust:
Ser. 2002-C2, Class A4, 5.59%, 06/15/2031	1,920,000	1,939,159
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	6,042,000	5,589,029
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	5,800,000	5,493,248
Morgan Stanley Capital I, Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	2,895,000	2,731,626
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%,
03/12/2035	4,830,000	4,659,541
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%,
11/15/2035	6,905,845	6,659,487

Total Commercial Mortgage-Backed Securities (cost $47,306,122)		45,548,302

CORPORATE BONDS 5.5%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	3,000,000	2,010,000

Diversified Consumer Services 0.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012	150,000	154,875
Service Corporation International, 7.00%, 06/15/2017 144A	175,000	178,938

		333,813

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 0.1%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	$ 100,000	$99,250
Las Vegas Sands Corp., 6.375%, 02/15/2015	100,000	96,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	94,750
Seneca Gaming Corp., 7.25%, 05/01/2012	100,000	101,500
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	150,000	163,875
Station Casinos, Inc., 6.50%, 02/01/2014	100,000	99,375
Vail Resorts, Inc., 6.75%, 02/15/2014	150,000	148,875

		804,125

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	100,000	94,270
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	66,750

		161,020

Media 0.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	101,000
Emmis Communications Corp., 6.875%, 05/15/2012	100,000	97,000
Lamar Media Corp., 6.625%, 08/15/2015	150,000	150,000
LIN TV Corp., 6.50%, 05/15/2013	100,000	94,500
Mediacom Communications Corp., 9.50%, 01/15/2013	100,000	99,500
MediaNews Group, Inc., 6.375%, 04/01/2014	100,000	90,750
R.H. Donnelley Corp., 10.875%, 12/15/2012	150,000	167,062
Time Warner, Inc., 7.625%, 04/15/2031	2,950,000	3,222,937

		4,022,749

Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	100,000	104,325
May Department Stores Co.:
6.90%, 01/15/2032	5,000,000	5,231,770
7.45%, 09/15/2011	1,000,000	1,077,513

		6,413,608

Specialty Retail 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	100,000	105,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	100,000	105,500
United Auto Group, Inc., 9.625%, 03/15/2012	100,000	106,375

		317,375

Textiles, Apparel & Luxury Goods 0.0%
Warnaco Group, Inc., 8.875%, 06/15/2013	100,000	106,750

CONSUMER STAPLES 0.7%
Beverages 0.5%
Coca-Cola Enterprises, Inc.:
0.00%, 06/20/2020 (n)	17,530,000	7,428,583
6.95%, 11/15/2026	650,000	713,051

		8,141,634

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.0%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$ 100,000	$103,000
Ingles Markets, Inc., 8.875%, 12/01/2011	100,000	105,000
Rite Aid Corp., 8.125%, 05/01/2010	100,000	102,625

		310,625

Food Products 0.2%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	100,000	104,250
Dean Foods Co., 6.625%, 05/15/2009	100,000	101,500
Del Monte Foods Co., 8.625%, 12/15/2012	100,000	106,125
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,039,962

		2,351,837

Household Products 0.0%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	100,000	98,875

ENERGY 0.2%
Energy Equipment & Services 0.0%
Dresser, Inc., 9.375%, 04/15/2011	100,000	105,000
Hanover Compressor Co., 9.00%, 06/01/2014	35,000	37,800
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	100,000	96,500
Offshore Logistics, Inc., 6.125%, 06/15/2013	100,000	94,500
Parker Drilling Co., 9.625%, 10/01/2013	80,000	89,200

		423,000

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	100,000	101,250
El Paso Production Holding Co., 7.75%, 06/01/2013	145,000	150,981
Exco Resources, Inc., 7.25%, 01/15/2011	100,000	100,000
Ferrellgas Partners, LP, 6.75%, 05/01/2014	80,000	77,400
Forest Oil Corp., 7.75%, 05/01/2014	100,000	103,750
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	50,125
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,000,000	1,099,119
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	173,400
Plains Exploration & Production Co., 8.75%, 07/01/2012	100,000	107,250
Targa Resources, Inc., 8.50%, 11/01/2013 144A	150,000	156,750
Tesoro Corp., 6.625%, 11/01/2015 144A	150,000	149,250
Williams Cos., 7.125%, 09/01/2011	100,000	103,375

		2,372,650

FINANCIALS 2.3%
Capital Markets 0.9%
Bank of New York Co., Inc., 7.30%, 12/01/2009	3,675,000	3,907,811
Goldman Sachs Group, Inc., 7.35%, 10/01/2009	3,085,000	3,272,448
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,602,158
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,547,471

		13,329,888

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 0.3%
Bank of America Corp., 4.375%, 12/01/2010	$35,000	$33,581
U.S. Bancorp, 6.375%, 08/01/2011	2,000,000	2,086,856
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,427,614

		4,548,051

Consumer Finance 0.8%
American General Finance Corp.:
3.875%, 10/01/2009	1,700,000	1,619,393
5.75%, 03/15/2007	925,000	929,121
General Electric Capital Corp., 6.125%, 02/22/2011	2,500,000	2,578,450
General Motors Acceptance Corp., 5.625%, 05/15/2009	100,000	93,126
HSBC Finance Corp., 4.75%, 05/15/2009	3,000,000	2,947,380
Sprint Capital Corp., 6.875%, 11/15/2028	4,205,000	4,351,014

		12,518,484

Diversified Financial Services 0.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	150,000	149,625
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	150,000	144,938

		294,563

Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	100,000	103,000

Real Estate 0.3%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	102,000	110,925
EOP Operating, LP:
6.75%, 02/15/2008	500,000	510,272
7.00%, 07/15/2011	3,250,000	3,423,322
Host Marriott Corp., REIT, Ser. J, 7.125%, 11/01/2013	150,000	153,375
Omega Healthcare Investors, Inc., REIT, 7.00%, 01/15/2016 144A	50,000	50,250
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	200,000	200,000
Ventas, Inc., REIT, 7.125%, 06/01/2015	150,000	154,875

		4,603,019

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	100,000	103,500
HCA, Inc., 6.375%, 01/15/2015	100,000	97,828
Omnicare, Inc., 6.125%, 06/01/2013	150,000	144,750
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	198,000

		544,078

Pharmaceuticals 0.0%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	125,000	126,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.5%
Aerospace & Defense 0.0%
Aviall, Inc., 7.625%, 07/01/2011	$90,000	$92,475
DRS Technologies, Inc., 6.875%, 11/01/2013	100,000	100,500

		192,975

Commercial Services & Supplies 0.1%
Adesa, Inc., 7.625%, 06/15/2012	100,000	102,750
Allied Waste North America, Inc., 6.375%, 04/15/2011	100,000	98,375
Corrections Corporation of America, 6.25%, 03/15/2013	100,000	98,875
Geo Group, Inc., 8.25%, 07/15/2013	100,000	102,000
NationsRent Companies, Inc., 9.50%, 10/15/2010	100,000	109,250

		511,250

Machinery 0.0%
Case New Holland, Inc., 9.25%, 08/01/2011	100,000	107,250
Manitowoc Co., Inc., 7.125%, 11/01/2013	75,000	76,875

		184,125

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	2,500,000	2,554,935
6.75%, 07/15/2011	3,300,000	3,483,619
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	100,000	104,500

		6,143,054

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	125,000	123,125

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
Sungard Data Systems, Inc., 4.875%, 01/15/2014	150,000	133,125
Unisys Corp., 6.875%, 03/15/2010	200,000	195,500

		328,625

MATERIALS 0.1%
Chemicals 0.0%
Equistar Chemicals, LP, 10.625%, 05/01/2011	100,000	108,750
Lyondell Chemical Co., 10.50%, 06/01/2013	100,000	111,250
Tronox, Inc., 9.50%, 12/01/2012 144A	100,000	105,500
Westlake Chemical Corp., 6.625%, 01/15/2016	70,000	69,563

		395,063

Containers & Packaging 0.0%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	150,000	156,375
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	100,000	98,250

		254,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 0.0%
Alaska Steel Corp., 7.75%, 06/15/2012	$ 100,000	$101,625
United States Steel Corp., 10.75%, 08/01/2008	60,000	66,300

		167,925

Paper & Forest Products 0.1%
Boise Cascade, LLC, 7.125%, 10/15/2014	100,000	96,750
Bowater, Inc., 6.50%, 06/15/2013	125,000	117,187
Buckeye Technologies, Inc., 8.50%, 10/01/2013	100,000	101,250
Georgia Pacific Corp., 8.125%, 05/15/2011	100,000	104,500

		419,687

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Citizens Communications Co., 6.25%, 01/15/2013	100,000	97,750
Insight Midwest, LP, 10.50%, 11/01/2010	100,000	105,750
Qwest Communications International, Inc., 7.875%, 09/01/2011	150,000	160,875
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,650,905
Verizon Communications, Inc., 5.875%, 01/17/2012	1,750,000	1,736,985

		5,752,265

Wireless Telecommunication Services 0.0%
Rural Cellular Corp., 8.25%, 03/15/2012	150,000	156,750
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	198,249

		354,999

UTILITIES 0.4%
Electric Utilities 0.3%
DPL, Inc., 6.875%, 09/01/2011	100,000	104,780
Edison International, 7.73%, 06/15/2009	100,000	103,000
Reliant Energy, Inc., 6.75%, 12/15/2014	100,000	88,750
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,491,153

		4,787,683

Independent Power Producers & Energy Traders 0.1%
Mirant Corp., 7.375%, 12/31/2013 144A	150,000	153,750
NRG Energy, Inc, 7.25%, 02/01/2014	150,000	152,813
Tenaska, Inc., 7.00%, 06/30/2021 144A	147,789	149,007

		455,570

Multi-Utilities 0.0%
Aquila, Inc., 14.875%, 07/01/2012	100,000	135,750
CMS Energy Corp., 7.50%, 01/15/2009	100,000	103,375

		239,125

Total Corporate Bonds (cost $82,293,019)		84,245,490

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 2.7%
AIRPORT 0.1%
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	$ 1,000,000	$1,072,180

EDUCATION 0.1%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of Massachusetts Proj., Ser. A,
5.75%, 10/01/2019, (Insd. by FGIC)	1,000,000	1,093,180

GENERAL OBLIGATION - LOCAL 0.7%
Clark Cnty., WA Sch. Dist. 117 GO, 5.50%, 12/01/2016, (Insd. by FSA)	1,500,000	1,592,760
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	3,025,000	3,205,774
New York, NY GO:
Ser. B, FRN, 2.84%, 08/15/2020	1,300,000	1,300,000
Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	2,500,000	2,589,975
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	2,000,000	2,147,320

		10,835,829

GENERAL OBLIGATION - STATE 0.3%
Nevada GO, Colorado River Commission Power Delivery, Ser. A, 5.625%,
09/15/2024, (Insd. by FGIC)	4,010,000	4,296,194

HOSPITAL 0.2%
New York, NY Hlth. & Hosp. Corp. RB, Hlth. Sys., Ser. A, 5.125%, 02/15/2014,
(Insd. by AMBAC)	2,000,000	2,074,100
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015,
(Insd. by MBIA)	1,000,000	1,077,870

		3,151,970

HOUSING 0.1%
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B, 6.25%, 09/01/2015, (Insd. by
FNMA & GNMA)	135,000	136,014
New York Mtge. Agcy. SFHRRB, Ser. 63, 5.60%, 04/01/2010	500,000	515,755
North Carolina HFA SFHRB, Ser. 00, 5.80%, 09/01/2012, (Insd. by FHA)	390,000	402,815
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, Affordable Hsg., 5.85%, 04/01/2009,
(Insd. by GNMA, FNMA & FHLMC)	350,000	355,565
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	45,000	45,133

		1,455,282

LEASE 0.2%
New York, NY Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	2,500,000	2,673,725

PORT AUTHORITY 0.3%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	5,000,000	5,275,900

PRE-REFUNDED 0.2%
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	1,095,000	1,269,729
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,685,000	1,829,826

		3,099,555

RESOURCE RECOVERY 0.2%
Washington Pub. Power Supply Sys. RRB, Nuclear Proj., Ser. C, 5.50%, 07/01/2017,
(Insd. by MBIA)	2,500,000	2,560,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 0.1%
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	$ 1,800,000	$1,926,234

WATER & SEWER 0.2%
New York Env. Facs. Clean Water & Drinking RRB, 6.00%, 06/15/2017	2,885,000	3,090,960

Total Municipal Obligations (cost $37,697,161)		40,531,384

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds, 7.25%, 08/15/2022	22,660,000	28,107,260
U.S. Treasury Notes:
3.375%, 11/15/2008	7,670,000	7,400,952
4.25%, 08/15/2015 ##	11,120,000	10,596,581

Total U.S. Treasury Obligations (cost $47,102,115)		46,104,793

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.1%
FIXED-RATE 1.1%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	2,490,000	2,405,280
Ser. 2005-D, Class 2A7, 4.79%, 05/25/2035	3,455,000	3,374,386
Washington Mutual, Inc., Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	4,220,000	4,019,735
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	6,595,000	6,268,290

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $16,330,981)		16,067,691

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FIXED-RATE 0.7%
Countrywide Home Loans, Inc., Ser. 2006-HYB1, Class 3A1, 5.33%,
01/20/2036	5,866,260	5,840,800
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	5,209,455	5,071,508

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $11,006,921)		10,912,308

YANKEE OBLIGATIONS-CORPORATE 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	100,000	95,250

MATERIALS 0.2%
Chemicals 0.0%
NOVA Chemicals Corp., 6.50%, 01/15/2012	100,000	93,500

Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,460,430
Novelis, Inc., 7.25%, 02/15/2015 144A	100,000	96,500

		2,556,930

Total Yankee Obligations-Corporate (cost $2,671,513)		2,745,680

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Shares	Value

COMMON STOCKS 67.7%
CONSUMER DISCRETIONARY 6.9%
Hotels, Restaurants & Leisure 0.3%
Outback Steakhouse, Inc.	113,092	$4,976,048

Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	154,416	5,637,728
eBay, Inc. *	182,152	7,114,857

		12,752,585

Media 2.0%
News Corp., Class A	392,774	6,523,976
Omnicom Group, Inc.	141,846	11,808,680
Time Warner, Inc.	367,103	6,163,659
Walt Disney Co.	212,535	5,927,601

		30,423,916

Multi-line Retail 1.4%
J.C. Penney Co., Inc.	176,629	10,670,158
Nordstrom, Inc.	280,598	10,993,830

		21,663,988

Specialty Retail 2.0%
Best Buy Co., Inc.	195,146	10,914,516
Chico’s FAS, Inc. *	220,580	8,964,371
Lowe’s Cos.	164,321	10,588,845

		30,467,732

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	163,971	5,670,117

CONSUMER STAPLES 5.8%
Beverages 1.1%
Diageo plc	361,800	5,700,148
Diageo plc, ADR	49,043	3,110,798
PepsiCo, Inc.	136,474	7,886,832

		16,697,778

Food & Staples Retailing 1.8%
BJ’s Wholesale Club, Inc. *	215,700	6,796,707
Wal-Mart Stores, Inc.	437,477	20,666,414

		27,463,121

Household Products 2.0%
Colgate-Palmolive Co.	136,005	7,765,885
Procter & Gamble Co.	397,932	22,928,842

		30,694,727

Tobacco 0.9%
Altria Group, Inc.	202,922	14,379,053

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Shares	Value

COMMON STOCKS continued
ENERGY 8.0%
Energy Equipment & Services 1.8%
Schlumberger, Ltd.	157,447	$19,928,067
Weatherford International, Ltd. *	175,326	8,021,164

		27,949,231

Oil, Gas & Consumable Fuels 6.2%
Apache Corp.	162,927	10,673,348
BP plc, ADR	190,100	13,105,494
ConocoPhillips	89,936	5,679,458
Exxon Mobil Corp.	661,322	40,248,057
Massey Energy Co.	126,376	4,558,382
Occidental Petroleum Corp.	78,300	7,254,495
Peabody Energy Corp.	97,394	4,909,632
XTO Energy, Inc.	192,109	8,370,189

		94,799,055

FINANCIALS 13.0%
Capital Markets 3.4%
Goldman Sachs Group, Inc.	74,879	11,753,008
Legg Mason, Inc.	71,882	9,008,971
Merrill Lynch & Co., Inc.	123,687	9,741,588
Morgan Stanley	160,780	10,100,200
State Street Corp.	103,936	6,280,852
T. Rowe Price Group, Inc.	56,067	4,385,000

		51,269,619

Commercial Banks 3.5%
Bank of America Corp.	521,407	23,744,875
U.S. Bancorp	352,880	10,762,840
Wells Fargo & Co.	179,465	11,462,429
Zions Bancorp	96,600	7,991,718

		53,961,862

Consumer Finance 1.0%
American Express Co.	166,383	8,743,427
Capital One Financial Corp.	74,606	6,007,275

		14,750,702

Diversified Financial Services 3.2%
Citigroup, Inc.	713,293	33,688,828
JPMorgan Chase & Co.	367,519	15,303,491

		48,992,319

Insurance 1.9%
American International Group, Inc.	244,992	16,191,521
Hartford Financial Services Group, Inc.	71,416	5,752,559
Prudential Financial, Inc.	89,592	6,791,970

		28,736,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 10.1%
Biotechnology 1.4%
Amgen, Inc. *	140,261	$10,203,988
Biogen Idec, Inc. *	258,684	12,184,016

		22,388,004

Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	256,315	9,947,585
Medtronic, Inc.	97,019	4,923,714
St. Jude Medical, Inc. *	171,804	7,043,964
Zimmer Holdings, Inc. *	120,048	8,115,245

		30,030,508

Health Care Providers & Services 2.3%
Aetna, Inc.	371,848	18,272,611
Caremark Rx, Inc. *	207,554	10,207,506
WellPoint, Inc. *	82,034	6,351,892

		34,832,009

Pharmaceuticals 4.4%
Abbott Laboratories	174,941	7,429,744
Johnson & Johnson	317,890	18,825,446
Novartis AG, ADR	95,295	5,283,155
Pfizer, Inc.	785,769	19,581,364
Teva Pharmaceutical Industries, Ltd., ADR	135,662	5,586,561
Wyeth	207,533	10,069,501

		66,775,771

INDUSTRIALS 6.3%
Aerospace & Defense 1.4%
Lockheed Martin Corp.	176,630	13,270,212
United Technologies Corp.	135,008	7,826,414

		21,096,626

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	119,728	9,504,009

Commercial Services & Supplies 0.4%
Cintas Corp.	135,477	5,774,030

Electrical Equipment 0.6%
Rockwell Automation, Inc.	125,852	9,050,017

Industrial Conglomerates 2.1%
General Electric Co.	915,170	31,829,612

Machinery 1.2%
Deere & Co.	93,210	7,368,251
Pall Corp.	385,517	12,024,275

		19,392,526

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 12.5%
Communications Equipment 3.5%
Cisco Systems, Inc. *	838,303	$18,166,026
Motorola, Inc.	562,148	12,878,811
QUALCOMM, Inc.	449,051	22,726,471

		53,771,308

Computers & Peripherals 1.7%
Dell, Inc. *	263,605	7,844,885
Hewlett-Packard Co.	306,141	10,072,039
International Business Machines Corp.	97,312	8,025,320

		25,942,244

Internet Software & Services 0.9%
Google, Inc., Class A *	36,800	14,352,000

IT Services 0.7%
Accenture, Ltd., Class A	336,618	10,122,103

Semiconductors & Semiconductor Equipment 1.9%
Altera Corp. *	809,164	16,701,145
Texas Instruments, Inc.	353,912	11,491,523

		28,192,668

Software 3.8%
Cadence Design Systems, Inc. *	344,800	6,375,352
Microsoft Corp.	1,084,103	29,498,443
Oracle Corp. *	1,630,665	22,323,804

		58,197,599

MATERIALS 1.5%
Chemicals 0.7%
Air Products & Chemicals, Inc.	153,484	10,312,590

Metals & Mining 0.4%
Phelps Dodge Corp.	85,272	6,866,954

Paper & Forest Products 0.4%
Weyerhaeuser Co.	83,348	6,036,896

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	245,980	6,651,299
Verizon Communications, Inc.	234,221	7,977,567

		14,628,866

Wireless Telecommunication Services 1.3%
Alltel Corp.	130,397	8,443,206
Sprint Nextel Corp.	432,763	11,182,596

		19,625,802

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

	Shares	Value

COMMON STOCKS continued
UTILITIES 1.3%
Electric Utilities 0.7%
DPL, Inc.	208,831	$5,638,437
Exelon Corp.	90,581	4,791,735

		10,430,172

Independent Power Producers & Energy Traders 0.3%
TXU Corp.	124,872	5,589,271

Multi-Utilities 0.3%
PG&E Corp.	114,330	4,447,437

Total Common Stocks (cost $796,193,273)		1,034,836,925

MUTUAL FUND SHARES 0.4%
MFS Government Markets Income Trust	128,100	817,278
MFS Intermediate Income Trust	151,500	933,240
Putnam Master Intermediate Income Trust	163,000	979,630
Putnam Premier Income Trust	163,700	1,000,207
Smith Barney High Income Opportunity Fund	400,700	2,484,340

Total Mutual Fund Shares (cost $6,188,489)		6,214,695

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional U.S. Government Money Market Fund ø ##
(cost $29,354,018)	29,354,018	29,354,018

Total Investments (cost $1,321,002,944) 101.9%		1,555,724,263
Other Assets and Liabilities (1.9%)		(28,300,812)

Net Assets 100.0%		$1,527,423,451

(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2006

Summary of Abbreviations
ADR	American Depository Receipt	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation
COP	Certificates of Participation	HFA	Housing Finance Authority
FGIC	Financial Guaranty Insurance Co.	MBIA	Municipal Bond Investors Assurance Corp.
FHA	Federal Housing Authority	RB	Revenue Bond
FHLB	Federal Home Loan Bank	REIT	Real Estate Investment Trust
FHLMC	Federal Home Loan Mortgage Corp.	RRB	Refunding Revenue Bond
FNMA	Federal National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
FRN	Floating Rate Note	SFHRRB	Single Family Housing Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	TBA	To Be Announced

The following table shows portfolio composition as a percent of total investments as of March 31, 2006:
Mortgage-Backed Securities	18.8%
Financials	15.0%
Information Technology	12.3%
Health Care	9.9%
Energy	8.1%
Consumer Discretionary	7.7%
Industrials	6.7%
Consumer Staples	6.4%
U.S. Treasury Obligations	3.0%
Telecommunication Services	2.6%
Municipal Obligations	2.6%
Materials	1.7%
Utilities	1.7%
Asset-Backed Securities	1.2%
Mutual Fund Shares	0.4%
Cash Equivalents	1.9%

100.0%

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2006 (unaudited):
AAA	80.6%
AA	2.5%
A	6.0%
BBB	7.8%
BB	3.1%

100.0%

The following table shows the percent of total investments (excluding equity positions and segregated cash and cash equivalents) by maturity as of March 31, 2006 (unaudited):
Less than 1 year	2.9%
1 to 3 year(s)	15.5%
3 to 5 years	25.3%
5 to 10 years	39.9%
10 to 20 years	12.0%
20 to 30 years	4.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

Assets
Investments in securities, at value (cost $1,291,648,926)	$1,526,370,245
Investments in affiliated money market fund, at value (cost $29,354,018)	29,354,018

Total investments	1,555,724,263
Cash	3,812
Receivable for securities sold	13,589,584
Receivable for Fund shares sold	331,450
Dividends and interest receivable	5,049,676
Prepaid expenses and other assets	114,449

Total assets	1,574,813,234

Liabilities
Payable for securities purchased	42,562,508
Payable for Fund shares redeemed	3,904,211
Advisory fee payable	37,484
Distribution Plan expenses payable	47,059
Due to other related parties	61,692
Accrued expenses and other liabilities	776,829

Total liabilities	47,389,783

Net assets	$1,527,423,451

Net assets represented by
Paid-in capital	$1,411,040,698
Overdistributed net investment income	(253,905)
Accumulated net realized losses on investments	(118,084,760)
Net unrealized gains on investments	234,721,418

Total net assets	$1,527,423,451

Net assets consists of
Class A	$985,823,606
Class B	189,753,513
Class C	84,825,820
Class I	267,020,512

Total net assets	$1,527,423,451

Shares outstanding (unlimited number of shares authorized)
Class A	110,754,683
Class B	21,331,325
Class C	9,527,798
Class I	30,113,174

Net asset value per share
Class A	$8.90
Class A — Offering price (based on sales charge of 5.75%)	$9.44
Class B	$8.90
Class C	$8.90
Class I	$8.87

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2006

Investment income
Interest	$24,348,149
Dividends (net of foreign withholding taxes of $31,219)	16,872,689
Income from affiliate	1,328,276
Other	780,515

Total investment income	43,329,629

Expenses
Advisory fee	4,980,843
Distribution Plan expenses
Class A	2,813,714
Class B	2,169,645
Class C	770,116
Administrative services fee	1,483,863
Transfer agent fees	3,342,926
Trustees’ fees and expenses	21,307
Printing and postage expenses	390,771
Custodian and accounting fees	420,731
Registration and filing fees	141,885
Professional fees	63,325
Other	20,150

Total expenses	16,619,276
Less: Expense reductions	(29,137)
Fee waivers	(540,519)

Net expenses	16,049,620

Net investment income	27,280,009

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	55,264,297
Foreign currency related transactions	(4,671)

Net realized gains on investments	55,259,626
Net change in unrealized gains or losses on investments	44,228,102

Net realized and unrealized gains or losses on investments	99,487,728

Net increase in net assets resulting from operations	$126,767,737

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2006		2005

Operations
Net investment income		$27,280,009		$16,499,915
Net realized gains on investments		55,259,626		37,746,059
Net change in unrealized gains or
losses on investments		44,228,102		(26,597,643)

Net increase in net assets resulting
from operations		126,767,737		27,648,331

Distributions to shareholders from
Net investment income
Class A		(17,979,139)		(12,663,649)
Class B		(2,788,170)		(1,123,162)
Class C		(1,082,211)		(205,046)
Class I		(5,970,942)		(3,835,465)

Total distributions to shareholders		(27,820,462)		(17,827,322)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,384,607	29,249,808	1,642,919	13,475,411
Class B	626,173	5,383,428	662,358	5,397,814
Class C	269,570	2,306,085	391,852	3,206,467
Class I	2,180,115	18,733,171	1,793,646	14,543,222

		55,672,492		36,622,914

Net asset value of shares issued in
reinvestment of distributions
Class A	1,826,495	15,951,798	1,296,936	10,667,406
Class B	296,509	2,577,124	123,295	1,015,607
Class C	110,618	965,087	22,678	187,498
Class I	540,414	4,700,042	239,020	1,951,313

		24,194,051		13,821,824

Automatic conversion of Class B
shares to Class A shares
Class A	7,744,024	67,114,747	733,810	6,047,759
Class B	(7,757,236)	(67,114,747)	(734,447)	(6,047,759)

		0		0

Payment for shares redeemed
Class A	(26,250,831)	(226,545,952)	(16,336,500)	(133,506,781)
Class B	(9,057,893)	(78,204,772)	(2,790,111)	(22,808,101)
Class C	(2,149,496)	(18,617,364)	(490,764)	(3,988,871)
Class I	(11,894,781)	(101,943,108)	(11,993,080)	(97,548,473)

		(425,311,196)		(257,852,226)

Net asset value of shares issued in
acquisitions
Class A	52,817,793	445,590,453	0	0
Class B	27,974,786	235,763,011	0	0
Class C	9,415,539	79,520,476	0	0
Class I	22,847,952	193,082,088	0	0

		953,956,028		0

Net increase (decrease) in net assets
resulting from capital share
transactions		608,511,375		(207,407,488)

Total increase (decrease) in net assets		707,458,650		(197,586,479)
Net assets
Beginning of period		819,964,801		1,017,551,280

End of period		$1,527,423,451		$819,964,801

Overdistributed net investment income		$(253,905)		$(139,909)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Balanced Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions and mortgage paydown gains and losses. During the year ended March 31, 2006, the following amounts were reclassified:

Paid-in capital	$ 68,591,548
Overdistributed net investment income	426,457
Accumulated net realized losses on investments	(69,018,005)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.50% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.21% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2006, EIMC waived its advisory fee in the amount of $540,519.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended March 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended March 31, 2006, the Fund paid brokerage commissions of $145,572 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2006, EIS received $17,564 from the sale of Class A shares and $317,838 and $1,618 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on June 10, 2005, the Fund acquired the net assets of Evergreen Foundation Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Foundation Fund at an exchange ratio of 2.01, 2.00, 2.00 and 2.02 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $901,038,134.

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Tax Strategic Foundation Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Tax Strategic Foundation Fund at an exchange ratio of 1.94, 1.94, 1.93 and 1.95 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $795,478,650.

NOTES TO FINANCIAL STATEMENTS continued

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired, number of shares issued and aggregate net assets of the Fund immediately after each acquisition were as follows:

	Value of Net			Net Assets of the
Acquired	Assets	Unrealized	Number of Shares	Fund After Each
Fund	Acquired	Appreciation	Issued	Acquisition

Evergreen	$857,814,943	$87,916,732	45,841,760 Class A	$ 1,758,853,077
Foundation Fund			24,377,864 Class B
8,364,657 Class C
22,646,052 Class I
Evergreen Tax	$ 96,141,085	$17,640,369	6,976,033 Class A	$ 891,619,735
Strategic			3,596,922 Class B
Foundation Fund			1,050,882 Class C
201,900 Class I

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 2006:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$795,059,436	$311,731,603	$785,854,806	$583,270,162

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,329,531,778. The gross unrealized appreciation and depreciation on securities based on tax cost was $248,205,017 and $22,012,532, respectively, with a net unrealized appreciation of $226,192,485.

As of March 31, 2006, the Fund had $109,555,926 in capital loss carryovers for federal income tax purposes with $60,979,091 expiring in 2010 and $48,576,835 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended March 31, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$253,905	$226,192,584	$109,555,926

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was $27,820,462 and $17,827,322 of ordinary income for the years ended March 31, 2006 and March 31, 2005, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2006, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

NOTES TO FINANCIAL STATEMENTS continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the Funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Balanced Fund, a series of Evergreen Equity Trust, as of March 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Balanced Fund, as of March 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 26, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 55.90% of ordinary income dividends paid during the fiscal year ended March 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended March 31, 2006, the Fund designates 60.08% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

## INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

**Visit us online at EvergreenInvestments.com**

## FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

Dalbar Mutual Fund Service Award 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566390 rv3 5/2006

Evergreen Investments™
MUTUAL FUNDS

**Evergreen Investments**
200 Berkeley Street
Boston, MA 02116-5034

566390 rv3 5/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of of the 1 series of the Registrant’s annual financial statements for the fiscal years ended March 31, 2006 and March 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$22,502	$19,998
Audit -related fees (1)	0	1,600

Audit and audit-related fees	22,502	21,598
Tax fees (2)	11,500	0
All other fees	0	0

Total fees	$34,002	$21,598

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity.

(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Managed Income Fund

Evergreen Utilities and High Income Fund

Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 26, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: May 26, 2006